Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity

Note 9 - Stockholders’ Equity

We are authorized to issue up to 100,000,000 shares of Common Stock, no par value, and up to 2,500,000 shares of Preferred Stock, no par value. There were 25,257,261 and 23,305,704 shares of common stock issued and outstanding at December 31, 2011 and 2010, respectively.  During the year ended December 31, 2011, we designated 880,000 shares of preferred stock as 10% convertible preferred stock and had issued and outstanding 752,273 shares of 10% convertible preferred stock at December 31, 2011. We may issue additional shares of preferred stock, with dividend requirements, voting rights, redemption prices, liquidation preferences and premiums, conversion rights and other terms without a vote of the shareholders.

As of December 31, 2011, we had outstanding options, warrants, convertible debentures and convertible preferred stock that, when exercised or converted, could result in the issuance of up to approximately 24 million shares of common stock.

Common Stock Issuances for the Year Ended December 31, 2011

During February and March 2011, we issued 80,067 shares of common stock to consultants for services rendered. These shares were valued at $116,808, which approximated the fair value of the shares when issued.

We issued 262,500 shares of common stock, valued at $367,500 at date of issue pursuant to a letter agreement entered into during February 2011.

During February 2011, we issued 6,759 shares of common stock in lieu of cash, as payment of accrued interest with a value at date of issue of $6,583.

At maturity in February 2011, we issued 60,000 shares of common stock upon conversion of our 10% convertible note in the principal amount of $60,000 and $3,000 of accrued interest.

In March 2011, we received $200 and issued 20,000 shares of common stock upon exercise of a warrant.

Pursuant to the cashless exercise of warrants for 200,000 and 240,000 shares of common stock during February and March 2011, we issued 99,688 and 174,427 shares of common stock, respectively.

During June 2011, we issued 26,667 shares of common stock in lieu of cash, as payment of accrued interest with a value at date of issue of $29,600.

During June 2011, we issued 443,408 shares of common stock upon conversion of our 7% Convertible Note, in the principal amount of $350,000 and $49,067 of accrued interest

We paid the accrued dividend on our 10% convertible preferred stock declared on June 30, 2011 and September 30, 2011, with 148,105 and 177,563 shares of our common stock, respectively in lieu of cash, with a fair value on the effective date of the dividend of $176,245 and $175,787, respectively.

Pursuant to our license with Rutgers, during July 2011 we paid a portion of the minimum royalty due for 2010, with 42,373 shares of our common stock with a fair value of $50,000.

During August 2011, we issued 100,000 shares of common stock with a fair value on the date of issuance of $120,000, to a consultant pursuant to the terms of an agreement to provide services.

During October 2011, we issued 250,000 shares of common stock with a fair value on the date of issuance of $242,500 as a commitment fee pursuant to the terms of our revolving credit agreement. Since these shares of common stock are redeemable at the option of the holder for cash under the terms of the revolving credit agreement, they are classified outside of permanent equity.

During December 2011, we issued 60,000 shares of common stock upon conversion of 7,500 shares of our 10% convertible preferred stock, with a value of $75,000.

Common Stock Issuances for the Year Ended December 31, 2010

During February 2010, we issued 200,000 shares of common stock to consultants for services rendered. These shares were valued at $460,000, which approximated the fair value of the shares when issued.

During February 2010, we sold 122,000 shares of common stock and 12,200 five-year warrants, exercisable at $2.50 per share, for aggregate proceeds of $250,100.

During February 2010, we executed a purchase agreement and a registration rights agreement with Lincoln Park Capital, LLC (“LPC”), pursuant to which LPC agreed to purchase 100,000 shares of our common stock at $2.05 per share together with warrants to purchase 50,000 shares at an exercise price of $2.91 per share for total consideration of $205,000. Upon entering into the purchase agreement, we issued to LPC 85,000 shares of our common stock as consideration for entering into the agreement. Pursuant to the registration rights agreement, we filed a registration statement with the Securities and Exchange Commission covering the shares issued to LPC under the purchase agreement. The registration statement became effective and the initial purchase of 100,000 shares and 50,000 warrants was completed in May 2010. After the effective date, in May 2010, we sold an additional 20,000 shares under the agreement and received proceeds of $30,067. In July 2010, we and LPC mutually terminated the purchase agreement and related agreements.

During March 2010, we issued 54,856 shares of common stock in lieu of cash, as payment of accrued interest with a fair value at date of issue of $56,245.

During March 2010, the remaining 9% convertible debentures of $278,236 were converted, prior to their maturity dates and in accordance with their terms, into an aggregate of 927,453 shares of common stock.

We issued 300,000 shares of common stock to a consultant for services rendered with a fair value in May 2010, date of issue, of $450,000.

During May 2010, we sold 41,667 shares of common stock for proceeds of $50,000.

During May 2010, we received $153,682, and issued units consisting of 128,068 shares of common stock and five-year warrants to purchase 64,034 shares of common stock at an exercise price of $1.40 per share.

During June 2010, we received $159,600, and issued units consisting of 133,000 shares of common stock and five-year warrants to purchase 66,500 shares of common stock at an exercise price of $1.40 per share.

During July 2010, we issued 23,021 shares of common stock in lieu of cash, as payment of accrued interest with a fair value at date of issue of $20,273.

..

During August 2010, we received $130,000, and issued units consisting of 108,333 shares of common stock and five-year warrants to purchase 54,167 shares of common stock at an exercise price of $1.40 per share.

During September 2010, we issued 50,000 shares of common stock to a consultant for services rendered. These shares were valued at $50,000, which approximated the fair value of the shares when issued.

During September 2010, we received $987,926, and issued units consisting of 823,272 shares of common stock and five-year warrants to purchase 411,636 shares of common stock at an exercise price of $1.40 per share.

Pursuant to the terms of a letter agreement entered into during October 2010, we issued 35,000 shares of common stock to our placement agent, which had a fair value at date of issuance of $36,750.

During November 2010, we received $500,000, and issued units consisting of an aggregate of 416,667 shares of common stock and five-year warrants to purchase 208,333 shares of common stock at an exercise price of $1.40 per share.

Warrants

From time to time, we compensate consultants, advisors and investors with warrants to purchase shares of our common stock, in lieu of cash payments. Net share settlement is available to warrant holders.

The following table sets forth our warrant activity during the periods presented.

	Twelve Months Ended		Three Months Ended		Twelve Months Ended
	December 31, 2011		December 31, 2010		September 30, 2010
		Weighted-		Weighted-		Weighted-
	Number	Average	Number	Average	Number	Average
	of Shares	Exercise	of Shares	Exercise	of Shares	Exercise
	Issuable	Price	Issuable	Price	Issuable	Price
Beginning of period	5,329,783	$1.16	5,374,563	$1.44	3,122,446	$1.51
Granted during the period	582,358	0.90	381,666	1.42	2,277,117	1.33
Exercised during the period	(460,000)	0.60	-	-	(25,000)	0.87
Cancelled during the period	(400,000)	0.90	(426,446)	4.89	-	-
End of period	5,052,141	1.20	5,329,783	1.16	5,374,563	1.44

Exercisable at end of period	4,836,141	$1.21	5,329,783	$1.16	5,086,563	$1.47

We estimated the fair value of each warrant at the grant date by using the Black-Scholes option pricing model with the following range of assumptions for the warrants granted during the year ended December 31, 2011 – (i) no dividend yield, (ii) expected volatility of between 86% and 149%, (iii) risk-free interest rates of between 0.3% and 2.5%, and (iv) expected lives of between two years and five years.

Of the warrants to purchase 582,358 shares of our common stock granted during the year ended December 31, 2011, we issued warrants to purchase 316,682 shares of our common stock at a weighted average exercise price of $0.60 to the holders of our 10% convertible debentures pursuant to their amended terms. These warrants had a fair value of $234,730 at the date of grant which was charged to interest expense during the period. Additionally we issued warrants to purchase 265,676 shares of our common stock at a weighted average exercise price of $1.25 per share to various consultants for services rendered. These warrants had a fair value of $265,073 at the date of grant and were primarily recognized in general and administrative expenses during the period. The fair values at date of grant for these warrants were based on the Black-Scholes pricing model.